LIQUIDITY/GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Liquiditygoing Concern
Accumulated losses	$ (54,574,356)	$ (41,858,257)		$ (39,221,523)
Unrestricted cash	2,299,930	5,621,814	$ 4,876,667	$ 6,426	$ 64,114
Payment of joint payables for drilling operations		4,500,000
Minimum capital which company estimated to raise to meet its obligations and planned expenditures	$ 10,000,000	$ 8,000,000